Other Financial Assets - Schedule of Other Financial Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Derivative assets	¥ 79,654	¥ 41,890
Investment in equity instruments at fair value through OCI	157,731	148,451
Financial assets associated with contingent consideration arrangements	23,806	26,852
Other	26,168	30,205
Total	299,857	258,859
Non-current	279,683	233,554
Current	20,174	25,305
Convertible notes
Disclosure of financial assets [line items]
Investments in financial assets at fair value through P&L	11,435	10,409
Debt securities
Disclosure of financial assets [line items]
Investments in financial assets at fair value through P&L	¥ 1,063	¥ 1,052